Annual Total Returns- DWS ESG International Core Equity Fund (Class ACIS) [BarChart] - Class ACIS - DWS ESG International Core Equity Fund - Class A	2015	2016	2017	2018	2019
Total	4.24%	(3.23%)	25.40%	(19.71%)	25.73%